Debt and Warrant Liabilities - Liabilities Trigged by Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Debt and Warrant Liabilities
Total liabilities	$ 157,734,053	$ 61,238,732	$ 133,847,699
York Capital Management Global Advisors | Legacy Company
Debt and Warrant Liabilities
Threshold amount of contingent consideration		20,000,000
Equity value of legacy company		31,631,205
Accrued liabilities		$ 2,326,241
York Capital Management Global Advisors | Legacy Company | If proceeds are in between $20 million to $100 million
Debt and Warrant Liabilities
Payment percentage of contingent consideration		20.00%
York Capital Management Global Advisors | Legacy Company | If proceeds are in between $20 million to $100 million | Minimum
Debt and Warrant Liabilities
Threshold amount of contingent consideration		$ 20,000,000
York Capital Management Global Advisors | Legacy Company | If proceeds are in between $20 million to $100 million | Maximum
Debt and Warrant Liabilities
Threshold amount of contingent consideration		$ 100,000,000
York Capital Management Global Advisors | Legacy Company | If proceeds are in between $100 million to $200 million
Debt and Warrant Liabilities
Payment percentage of contingent consideration		10.00%
York Capital Management Global Advisors | Legacy Company | If proceeds are in between $100 million to $200 million | Minimum
Debt and Warrant Liabilities
Threshold amount of contingent consideration		$ 100,000,000
York Capital Management Global Advisors | Legacy Company | If proceeds are in between $100 million to $200 million | Maximum
Debt and Warrant Liabilities
Threshold amount of contingent consideration		200,000,000
Ellenoff Grossman and Schole LLP
Debt and Warrant Liabilities
Deferred service fee payable	1,058,527		$ 553,554
Ellenoff Grossman and Schole LLP | Legacy Company
Debt and Warrant Liabilities
Deferred service fee payable		$ 1,058,527
Taylor Freres Americas LLP ("TFA") | Legacy Company
Debt and Warrant Liabilities
Total liabilities	$ 1,445,000
Common stock reserved for future	7,626,000
Number of shares issued in exchange for equity interests	850,000
Number of shares issued in settlement of accrued liabilities	595,000